JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 30.6%
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.17%, 2/4/2023	20,000	19,730
1.95%, 2/1/2024	18,000	17,550
1.43%, 2/4/2024	35,000	33,708
2.75%, 2/1/2026	20,000	18,833
2.20%, 2/4/2026	95,000	87,001
3.10%, 5/1/2026	35,000	33,331
2.70%, 2/1/2027	65,000	59,813
5.93%, 5/1/2060	40,000	39,092
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	85,000	70,780
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	75,000	67,125
Howmet Aerospace, Inc.
5.13%, 10/1/2024	142,000	146,793
5.95%, 2/1/2037	14,000	13,999
Precision Castparts Corp. 4.38%, 6/15/2045	54,000	52,882
Raytheon Technologies Corp.
2.38%, 3/15/2032	95,000	82,788
3.13%, 7/1/2050	125,000	100,134
3.03%, 3/15/2052	390,000	305,412
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	105,000	105,842
TransDigm, Inc. 6.25%, 3/15/2026 (a)	140,000	142,416
Triumph Group, Inc.
6.25%, 9/15/2024 (a)	10,000	9,544
7.75%, 8/15/2025	16,000	13,787
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	20,000	10,600
		1,431,160
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	125,000	123,639
5.75%, 4/20/2029 (a)	130,000	125,612
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	29,390	28,766
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	20,051
4.88%, 1/15/2025	16,000	15,369
		313,437
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	186,040
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	75,000	64,219
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	55,000	52,644
5.00%, 10/1/2029	75,000	66,637
Aptiv plc 5.40%, 3/15/2049	25,000	23,781
Clarios Global LP 6.25%, 5/15/2026 (a)	67,000	67,209
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	5,000	5,027
5.63%, 11/15/2026 (a)	30,000	15,000

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Components — continued
Dana, Inc.
5.38%, 11/15/2027	60,000	56,963
4.50%, 2/15/2032	40,000	34,262
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	19,000	18,643
5.00%, 7/15/2029	130,000	119,040
5.25%, 7/15/2031	80,000	72,800
Icahn Enterprises LP
6.38%, 12/15/2025	22,000	22,006
5.25%, 5/15/2027	125,000	120,722
Lear Corp. 2.60%, 1/15/2032	10,000	8,160
		933,153
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	120,000	146,446
General Motors Co.
6.13%, 10/1/2025	50,000	52,925
5.15%, 4/1/2038	35,000	32,600
5.95%, 4/1/2049	25,000	24,719
Hyundai Capital America
1.50%, 6/15/2026 (a)	40,000	35,807
3.00%, 2/10/2027 (a)	200,000	187,752
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	200,000	190,593
		670,842
Banks — 5.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	200,000	175,058
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200,000	166,785
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	200,000	201,440
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	170,708
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (b)	200,000	165,589
Bank of America Corp.
3.88%, 8/1/2025	203,000	206,444
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	39,302
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	236,000	232,075
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	475,000	464,217
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (b)	61,000	59,141
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	219,000	209,313
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	135,000	118,975
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	510,000	422,560
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	50,000	41,280
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	330,000	287,494
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	340,000	296,311
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	95,000	79,853
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	655,000	561,745
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	112,000	104,250
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	150,000	115,595

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	50,000	45,949
2.20%, 2/3/2025	12,000	11,610
3.45%, 4/11/2025	150,000	149,443
Barclays plc (United Kingdom)
5.20%, 5/12/2026	200,000	203,264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	200,000	181,125
BNP Paribas SA (France) (SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	200,000	173,894
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	34,000	33,966
3.30%, 4/7/2025	30,000	29,847
Citigroup, Inc.
(SOFR + 1.37%), 4.14%, 5/24/2025 (b)	180,000	181,505
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	345,000	328,333
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	103,000	91,948
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	350,000	344,431
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (b)	215,000	205,016
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	60,000	61,187
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	80,000	77,633
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	195,000	191,402
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	25,000	22,560
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	155,000	153,148
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	260,000	222,556
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	365,000	308,755
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	55,000	42,631
Citizens Financial Group, Inc. 2.50%, 2/6/2030	11,000	9,556
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	360,000	349,366
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	250,000	232,982
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	250,000	222,993
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	250,000	234,472
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (b)	200,000	198,219
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	290,000	280,908
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200,000	178,911
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	450,000	393,997
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	173,304
7.63%, 5/17/2032	143,000	169,455
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	250,000	211,844
6.10%, 1/14/2042	230,000	259,594
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	200,000	159,560
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	200,000	150,109
KeyCorp 2.25%, 4/6/2027	57,000	52,355
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	200,000	197,130

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.78%, 3/2/2025	69,000	69,106
Mizuho Financial Group, Inc. (Japan)
2.56%, 9/13/2031	205,000	167,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (b)	225,000	183,581
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030 (b)	200,000	202,254
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	99,000	88,234
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	45,000	46,006
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	200,000	178,847
(ICE LIBOR USD 3 Month + 1.40%), 3.82%, 11/3/2028 (b)	200,000	190,768
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	199,776
4.75%, 11/24/2025 (a)	200,000	200,194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	200,000	178,723
4.00%, 1/12/2027 (a)	200,000	193,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	200,000	182,264
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	200,000	190,861
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	53,000	53,528
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	60,000	55,073
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	33,000	33,149
2.65%, 6/12/2024	81,000	80,275
Truist Bank 4.05%, 11/3/2025	60,000	61,335
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	200,000	176,566
US Bancorp 3.00%, 7/30/2029	97,000	90,158
Wells Fargo & Co.
3.55%, 9/29/2025	77,000	76,951
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	163,000	155,775
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	90,000	89,966
3.00%, 10/23/2026	285,000	274,832
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	325,000	315,964
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	731,000	711,059
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	250,000	222,125
4.90%, 11/17/2045	25,000	24,772
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	25,000	24,286
1.95%, 11/20/2028	30,000	26,574
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	275,000	269,208
		15,666,576
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	65,000	64,818
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	205,000	213,214
4.38%, 4/15/2038	95,000	91,076
4.44%, 10/6/2048	40,000	37,172
4.60%, 6/1/2060	90,000	83,653

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Co. (The) 2.60%, 6/1/2050	50,000	38,395
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	150,000	136,730
Constellation Brands, Inc. 4.65%, 11/15/2028	45,000	45,610
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	30,000	27,732
Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	38,000	37,730
Keurig Dr. Pepper, Inc. 4.05%, 4/15/2032	135,000	129,472
		905,602
Biotechnology — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	73,000	70,953
3.20%, 11/21/2029	151,000	141,946
4.05%, 11/21/2039	274,000	254,966
4.63%, 10/1/2042	75,000	72,509
Amgen, Inc.
2.20%, 2/21/2027	14,000	13,158
3.35%, 2/22/2032	105,000	98,838
3.15%, 2/21/2040	27,000	22,239
Biogen, Inc. 2.25%, 5/1/2030	65,000	54,919
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	100,000	79,053
Gilead Sciences, Inc.
2.95%, 3/1/2027	195,000	188,049
1.65%, 10/1/2030	118,000	99,497
2.60%, 10/1/2040	220,000	168,093
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	182,750
		1,446,970
Building Products — 0.1%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	85,000	75,796
Griffon Corp. 5.75%, 3/1/2028	100,000	96,500
Masco Corp. 1.50%, 2/15/2028	25,000	21,635
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	70,000	62,612
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	19,375
4.75%, 1/15/2028 (a)	100,000	94,853
Summit Materials LLC 5.25%, 1/15/2029 (a)	65,000	61,376
		432,147
Capital Markets — 3.0%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	47,707
Bank of New York Mellon Corp. (The) 2.10%, 10/24/2024	30,000	29,416
Charles Schwab Corp. (The)
0.90%, 3/11/2026	30,000	27,301
2.75%, 10/1/2029	46,000	42,268
Credit Suisse AG (Switzerland) Series FXD, 3.70%, 2/21/2025	560,000	557,387
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	250,000	219,252
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	250,000	209,656
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	62,528

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024 (b)	150,000	146,193
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	280,000	279,623
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	201,000	199,006
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	30,000	25,396
3.50%, 11/16/2026	371,000	366,215
3.85%, 1/26/2027	135,000	133,825
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	835,000	754,424
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	150,000	139,874
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	495,000	426,533
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	170,000	142,816
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	395,000	338,592
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	190,000	168,833
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	60,000	49,262
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	18,000	15,165
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	75,000	69,469
Morgan Stanley
(SOFR + 1.16%), 3.62%, 4/17/2025 (b)	90,000	90,088
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	180,000	176,189
3.88%, 1/27/2026	330,000	330,685
3.13%, 7/27/2026	130,000	126,344
3.63%, 1/20/2027	191,000	188,870
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	210,000	191,113
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	274,000	255,174
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	180,000	180,299
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	330,000	320,312
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	223,000	224,257
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	70,000	62,791
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	80,000	67,535
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	145,000	124,610
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	25,000	22,261
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	135,000	111,975
Northern Trust Corp. 3.95%, 10/30/2025	60,000	61,017
S&P Global, Inc.
2.70%, 3/1/2029 (a)	106,000	98,376
2.90%, 3/1/2032 (a)	210,000	191,634
3.25%, 12/1/2049	73,000	60,430
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	585,000	521,627
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (b)	200,000	202,750
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	200,000	182,247
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	720,000	612,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (b)	200,000	158,304
		9,012,299
Chemicals — 0.5%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	142,875

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
CF Industries, Inc.
5.15%, 3/15/2034	60,000	61,595
4.95%, 6/1/2043	70,000	67,557
Chemours Co. (The) 5.75%, 11/15/2028 (a)	135,000	133,279
CVR Partners LP 6.13%, 6/15/2028 (a)	70,000	66,942
Ecolab, Inc.
3.25%, 12/1/2027	52,000	51,266
2.13%, 2/1/2032	75,000	64,726
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	105,000	93,975
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	184,974
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	36,000	31,673
3.27%, 11/15/2040 (a)	25,000	20,124
3.47%, 12/1/2050 (a)	13,000	10,088
LYB International Finance III LLC 3.38%, 10/1/2040	40,000	32,821
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	140,000	136,174
Nutrien Ltd. (Canada) 2.95%, 5/13/2030	80,000	73,254
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	375,000	336,570
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	14,405
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	10,000	9,512
WR Grace Holdings LLC 5.63%, 10/1/2024 (a)	85,000	84,575
		1,616,385
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	165,000	141,487
ADT Security Corp. (The)
4.13%, 6/15/2023	26,000	26,058
4.88%, 7/15/2032 (a)	20,000	17,373
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85,000	82,790
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	76,480
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	105,000	101,981
5.13%, 12/15/2026 (a)	55,000	54,936
Madison IAQ LLC 4.13%, 6/30/2028 (a)	140,000	128,450
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	170,000	168,489
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	177,000	175,057
3.38%, 8/31/2027 (a)	120,000	107,400
Stericycle, Inc. 3.88%, 1/15/2029 (a)	120,000	108,948
Waste Management, Inc. 1.50%, 3/15/2031	20,000	16,278
		1,205,727
Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	97,813
CommScope, Inc. 6.00%, 3/1/2026 (a)	172,000	168,130
Plantronics, Inc. 4.75%, 3/1/2029 (a)	70,000	71,051
		336,994

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	70,000	64,246
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	85,000	71,299
Weekley Homes LLC 4.88%, 9/15/2028 (a)	95,000	84,192
		219,737
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	70,000	58,994
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	150,000	134,127
3.00%, 10/29/2028	450,000	394,843
American Express Co. 2.55%, 3/4/2027	270,000	256,656
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	70,000	70,618
5.25%, 5/15/2024 (a)	160,000	160,601
2.88%, 2/15/2025 (a)	28,000	26,328
5.50%, 1/15/2026 (a)	60,000	59,881
2.13%, 2/21/2026 (a)	275,000	245,626
4.25%, 4/15/2026 (a)	25,000	23,919
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (b)	100,000	82,465
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200,000	193,559
4.13%, 8/17/2027	300,000	284,250
4.00%, 11/13/2030	250,000	225,000
3.63%, 6/17/2031	200,000	172,920
General Motors Financial Co., Inc.
3.80%, 4/7/2025	35,000	34,964
3.60%, 6/21/2030	60,000	53,822
2.70%, 6/10/2031	25,000	20,631
John Deere Capital Corp. 2.65%, 6/10/2026	119,000	115,724
Navient Corp.
6.13%, 3/25/2024	50,000	49,921
5.88%, 10/25/2024	20,000	20,061
OneMain Finance Corp.
7.13%, 3/15/2026	94,000	96,256
6.63%, 1/15/2028	95,000	95,119
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	205,000	205,261
5.50%, 2/15/2024 (a)	208,000	209,896
		3,232,448
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	200,000	199,168
Ball Corp. 3.13%, 9/15/2031	55,000	48,045
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	175,500
Crown Americas LLC 4.25%, 9/30/2026	13,000	12,769
LABL, Inc. 6.75%, 7/15/2026 (a)	155,000	149,575
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	140,000	138,278
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80,000	78,881

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Packaging Corp. of America 3.05%, 10/1/2051	35,000	25,933
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	155,000	140,275
Sealed Air Corp. 4.00%, 12/1/2027 (a)	60,000	56,542
TriMas Corp. 4.13%, 4/15/2029 (a)	90,000	81,000
WRKCo, Inc. 4.65%, 3/15/2026	30,000	30,828
		1,136,794
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	105,000	105,082
University of Miami Series 2022, 4.06%, 4/1/2052	40,000	36,560
		141,642
Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	215,572
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	51,746
Shell International Finance BV (Netherlands)
2.88%, 11/26/2041	200,000	162,286
3.63%, 8/21/2042	50,000	44,441
3.75%, 9/12/2046	41,000	36,804
3.13%, 11/7/2049	25,000	20,316
3.00%, 11/26/2051	200,000	157,823
		688,988
Diversified Telecommunication Services — 1.3%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	196,546
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	174,575
AT&T, Inc.
1.65%, 2/1/2028	65,000	57,546
2.55%, 12/1/2033	570,000	481,788
3.50%, 6/1/2041	60,000	50,612
3.50%, 9/15/2053	65,000	52,404
CCO Holdings LLC
5.00%, 2/1/2028 (a)	395,000	382,690
5.38%, 6/1/2029 (a)	100,000	97,139
4.75%, 3/1/2030 (a)	519,000	478,778
4.50%, 8/15/2030 (a)	199,000	179,717
4.50%, 5/1/2032	70,000	61,586
Embarq Corp. 8.00%, 6/1/2036	13,000	10,953
ESC Co., Intelsat Jackson Holdings, Ltd. 8.50%, 10/15/2024 ‡ (e)	28,000	3
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	115,000	112,700
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	74,000	69,005
Level 3 Financing, Inc.
5.38%, 5/1/2025	20,000	19,975
5.25%, 3/15/2026	54,000	53,053
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	130,000	120,250
4.00%, 2/15/2027 (a)	265,000	243,800
Series G, 6.88%, 1/15/2028	3,000	2,865
Sprint Capital Corp. 8.75%, 3/15/2032	240,000	311,761

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	21,213
Verizon Communications, Inc.
2.10%, 3/22/2028	25,000	22,739
4.02%, 12/3/2029	114,000	112,989
2.55%, 3/21/2031	105,000	92,947
2.36%, 3/15/2032	13,000	11,196
2.65%, 11/20/2040	295,000	227,616
3.40%, 3/22/2041	30,000	25,890
3.85%, 11/1/2042	125,000	112,790
2.88%, 11/20/2050	75,000	56,161
3.70%, 3/22/2061	30,000	24,920
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	75,000	65,625
		3,931,832
Electric Utilities — 1.8%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	50,000	36,828
Alabama Power Co. 3.05%, 3/15/2032	200,000	186,728
American Electric Power Co., Inc. 2.03%, 3/15/2024	40,000	39,012
Baltimore Gas and Electric Co. 2.90%, 6/15/2050	50,000	38,053
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	43,428
DTE Electric Co. Series A, 4.00%, 4/1/2043	90,000	84,535
Duke Energy Carolinas LLC 3.20%, 8/15/2049	34,000	27,803
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	99,753
2.75%, 4/1/2050	165,000	122,089
Duke Energy Progress LLC 4.00%, 4/1/2052	40,000	37,872
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	48,000	40,537
Emera US Finance LP (Canada)
2.64%, 6/15/2031	660,000	567,117
4.75%, 6/15/2046	50,000	46,193
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	164,920
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	13,035
2.65%, 6/15/2051	14,000	10,185
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	64,985
1.60%, 12/15/2030	10,000	8,206
Entergy Mississippi LLC 3.50%, 6/1/2051	20,000	16,776
Entergy Texas Restoration Funding II LLC Series A-2, 3.70%, 12/15/2035	215,000	209,097
Entergy Texas, Inc. 1.75%, 3/15/2031	335,000	277,550
Florida Power & Light Co. 3.70%, 12/1/2047	60,000	54,603
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	50,000	48,127
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	245,000	220,427
Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	76,609
MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	45,488
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	200,000	197,775
Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	100,839
Northern States Power Co. 4.50%, 6/1/2052	50,000	52,087

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	21,553
2.45%, 12/2/2027 (a)	60,000	52,920
5.75%, 1/15/2028	65,000	65,169
3.38%, 2/15/2029 (a)	70,000	62,295
5.25%, 6/15/2029 (a)	65,000	63,391
Ohio Power Co.
Series P, 2.60%, 4/1/2030	50,000	45,018
Series R, 2.90%, 10/1/2051	65,000	47,974
Oncor Electric Delivery Co. LLC 3.10%, 9/15/2049	50,000	40,200
Pacific Gas and Electric Co.
1.37%, 3/10/2023	50,000	48,852
1.70%, 11/15/2023	30,000	29,155
3.25%, 2/16/2024	75,000	73,951
3.45%, 7/1/2025	17,000	16,334
2.95%, 3/1/2026	10,000	9,291
4.65%, 8/1/2028	100,000	95,663
4.50%, 7/1/2040	130,000	105,881
4.20%, 6/1/2041	30,000	23,191
4.25%, 3/15/2046	78,000	59,859
PacifiCorp
4.15%, 2/15/2050	118,000	109,847
3.30%, 3/15/2051	60,000	49,192
PG&E Corp.
5.00%, 7/1/2028	106,000	100,166
5.25%, 7/1/2030	70,000	64,574
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	25,000	25,429
Public Service Co. of Colorado Series 36, 2.70%, 1/15/2051	45,000	33,325
Public Service Electric and Gas Co.
3.00%, 5/15/2027	50,000	48,672
2.05%, 8/1/2050	68,000	44,283
Southern California Edison Co.
Series G, 2.50%, 6/1/2031	400,000	342,390
Series C, 3.60%, 2/1/2045	35,000	27,460
Series C, 4.13%, 3/1/2048	88,000	75,582
Series 20A, 2.95%, 2/1/2051	80,000	56,660
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	45,000	41,447
3.25%, 11/1/2051	160,000	122,822
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	29,008
4.50%, 8/15/2041	74,000	72,073
Tucson Electric Power Co. 4.85%, 12/1/2048	72,000	70,862
Union Electric Co. 3.90%, 4/1/2052	45,000	41,153
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	64,562
4.38%, 5/1/2029 (a)	110,000	102,589

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.30%, 7/15/2029 (a)	90,000	84,175
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	69,249
		5,466,874
Electrical Equipment — 0.0% ^
Eaton Corp. 4.00%, 11/2/2032	50,000	49,666
EnerSys 4.38%, 12/15/2027 (a)	65,000	59,022
Sensata Technologies BV 5.00%, 10/1/2025 (a)	40,000	40,340
		149,028
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 2.95%, 2/15/2032	20,000	17,186
II-VI, Inc. 5.00%, 12/15/2029 (a)	85,000	79,688
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	145,000	137,677
		234,551
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
2.06%, 12/15/2026	70,000	65,207
4.49%, 5/1/2030	86,000	87,130
Halliburton Co. 3.80%, 11/15/2025	12,000	12,114
Oceaneering International, Inc. 4.65%, 11/15/2024	120,000	117,837
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	13,530	13,192
		295,480
Entertainment — 0.5%
Activision Blizzard, Inc.
1.35%, 9/15/2030	230,000	189,613
2.50%, 9/15/2050	209,000	154,742
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	75,000	71,222
5.25%, 7/15/2028 (a)	40,000	35,943
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,980
6.50%, 5/15/2027 (a)	80,000	82,805
4.75%, 10/15/2027 (a)	80,000	76,400
Magallanes, Inc.
4.28%, 3/15/2032 (a)	130,000	121,504
5.14%, 3/15/2052 (a)	70,000	62,632
Netflix, Inc.
4.88%, 4/15/2028	400,000	396,588
5.38%, 11/15/2029 (a)	88,000	88,660
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	15,000	14,816
Walt Disney Co. (The)
2.00%, 9/1/2029	50,000	44,151
3.80%, 3/22/2030	90,000	89,261
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	91,917
		1,522,234

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	53,000	41,951
American Tower Corp.
1.45%, 9/15/2026	35,000	31,246
2.95%, 1/15/2051	25,000	17,568
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	31,255
Camden Property Trust 3.15%, 7/1/2029	30,000	28,257
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	86,658
Crown Castle International Corp. 2.90%, 3/15/2027	70,000	66,008
Duke Realty LP 1.75%, 7/1/2030	49,000	40,977
ERP Operating LP 3.25%, 8/1/2027	31,000	30,071
Essex Portfolio LP 2.65%, 3/15/2032	45,000	38,637
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	40,000	38,666
Healthpeak Properties, Inc.
2.13%, 12/1/2028	64,000	56,965
3.00%, 1/15/2030	37,000	33,830
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	150,000	147,812
Life Storage LP 2.20%, 10/15/2030	88,000	72,832
National Retail Properties, Inc. 3.60%, 12/15/2026	39,000	38,191
Office Properties Income Trust
4.50%, 2/1/2025	88,000	86,301
3.45%, 10/15/2031	35,000	27,168
Realty Income Corp.
4.13%, 10/15/2026	44,000	44,569
3.25%, 1/15/2031	9,000	8,431
Regency Centers LP 3.70%, 6/15/2030	85,000	79,785
RHP Hotel Properties LP 4.75%, 10/15/2027	140,000	134,459
Sabra Health Care LP 3.20%, 12/1/2031	70,000	57,699
Simon Property Group LP 3.25%, 9/13/2049	31,000	24,015
UDR, Inc. 2.10%, 8/1/2032	45,000	36,280
VICI Properties LP
5.63%, 5/1/2024 (a)	67,000	67,737
3.50%, 2/15/2025 (a)	90,000	86,045
4.50%, 9/1/2026 (a)	95,000	90,667
4.25%, 12/1/2026 (a)	30,000	28,489
4.63%, 12/1/2029 (a)	20,000	18,800
WP Carey, Inc. 2.25%, 4/1/2033	95,000	75,667
		1,667,036
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	15,000	13,492
1.30%, 2/10/2028 (a)	12,000	10,243
2.50%, 2/10/2041 (a)	14,000	9,976
2.80%, 2/10/2051 (a)	50,000	34,491
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	335,000	325,431
4.88%, 2/15/2030 (a)	20,000	18,648

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food & Staples Retailing — continued
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	3,907
3.63%, 5/13/2051 (a)	10,000	7,503
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	111,000	109,173
Rite Aid Corp. 8.00%, 11/15/2026 (a)	125,000	103,568
Sysco Corp. 2.40%, 2/15/2030	50,000	43,827
		680,259
Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	30,000	26,019
Campbell Soup Co. 4.15%, 3/15/2028	20,000	19,985
Cargill, Inc. 4.38%, 4/22/2052 (a)	50,000	50,379
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	49,000
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	155,000	143,569
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	65,325
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	82,000	83,579
5.50%, 12/15/2029 (a)	85,000	80,936
		518,792
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	23,000	22,770
5.88%, 8/20/2026	10,000	10,170
5.75%, 5/20/2027	80,000	78,600
Atmos Energy Corp. 5.50%, 6/15/2041	52,000	56,242
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	33,754
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	33,000	29,707
		231,243
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 1.15%, 1/30/2028	20,000	17,699
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	110,000	107,088
Becton Dickinson and Co. 3.70%, 6/6/2027	45,000	44,618
DH Europe Finance II SARL 3.25%, 11/15/2039	40,000	34,667
Hologic, Inc. 3.25%, 2/15/2029 (a)	115,000	103,500
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	65,000	58,662
5.25%, 10/1/2029 (a)	55,000	48,687
Teleflex, Inc. 4.25%, 6/1/2028 (a)	85,000	81,630
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	58,000	49,959
		546,510
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	75,000	74,156
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	72,931
Centene Corp. 4.63%, 12/15/2029	626,000	616,948
Cigna Corp. 2.38%, 3/15/2031	35,000	30,484
CommonSpirit Health
1.55%, 10/1/2025	13,000	12,060

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
2.78%, 10/1/2030	13,000	11,444
3.91%, 10/1/2050	15,000	12,174
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	230,000	214,254
4.75%, 2/15/2031 (a)	85,000	68,574
CVS Health Corp.
2.88%, 6/1/2026	10,000	9,695
4.30%, 3/25/2028	37,000	37,461
2.70%, 8/21/2040	50,000	37,931
DaVita, Inc. 4.63%, 6/1/2030 (a)	210,000	182,437
Encompass Health Corp.
4.50%, 2/1/2028	85,000	79,022
4.75%, 2/1/2030	65,000	59,475
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	6,000
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	37,914
HCA, Inc.
5.25%, 6/15/2026	120,000	124,345
5.38%, 9/1/2026	155,000	161,394
4.50%, 2/15/2027	210,000	212,037
5.63%, 9/1/2028	420,000	440,475
5.88%, 2/1/2029	25,000	26,438
3.50%, 9/1/2030	25,000	22,797
3.50%, 7/15/2051	35,000	26,148
4.63%, 3/15/2052 (a)	35,000	30,818
MidMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	8,210
MultiCare Health System 2.80%, 8/15/2050	10,000	7,425
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	3,252
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	99,192
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	110,000	99,413
Quest Diagnostics, Inc. 2.95%, 6/30/2030	15,000	13,526
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	125,000	124,720
5.13%, 11/1/2027 (a)	145,000	143,895
4.25%, 6/1/2029 (a)	215,000	201,982
UnitedHealth Group, Inc.
3.38%, 4/15/2027	91,000	90,636
4.63%, 11/15/2041	132,000	134,709
3.25%, 5/15/2051	55,000	45,872
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	22,000	18,608
		3,598,852
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	200,140
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	50,813
3.88%, 1/15/2028 (a)	92,000	86,825
Boyd Gaming Corp. 4.75%, 12/1/2027	122,000	118,645

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	85,000	79,050
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	75,000	75,292
Carnival Corp.
9.88%, 8/1/2027 (a)	110,000	116,614
4.00%, 8/1/2028 (a)	120,000	108,792
Cedar Fair LP 5.38%, 4/15/2027	85,000	82,920
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	25,380
4.88%, 1/15/2030	150,000	147,218
International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	206,070
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	70,000	62,191
MGM Resorts International 5.50%, 4/15/2027	226,000	220,237
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	250,000	255,000
11.50%, 6/1/2025 (a)	10,000	10,840
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	125,000	129,375
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,908
Station Casinos LLC 4.50%, 2/15/2028 (a)	105,000	95,017
Travel + Leisure Co. 5.65%, 4/1/2024 (f)	25,000	25,125
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	70,000	71,898
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	75,000	73,167
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	100,000	88,700
Yum! Brands, Inc. 4.63%, 1/31/2032	55,000	51,322
		2,184,399
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	55,000	56,216
Lennar Corp. 4.50%, 4/30/2024	6,000	6,080
MDC Holdings, Inc.
3.85%, 1/15/2030	65,000	57,773
2.50%, 1/15/2031	75,000	59,055
Newell Brands, Inc. 5.63%, 4/1/2036 (f)	50,000	47,529
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	150,000	130,993
		357,646
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	145,000	138,475
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	150,000	126,832
Kimberly-Clark Corp. 3.20%, 4/25/2029	39,000	37,703
Spectrum Brands, Inc.
5.75%, 7/15/2025	5,000	5,000
5.00%, 10/1/2029 (a)	95,000	89,062
5.50%, 7/15/2030 (a)	35,000	32,354
		429,426
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	23,000	22,425
5.13%, 3/15/2028 (a)	55,000	51,329

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
3.25%, 6/1/2025	37,000	36,311
5.75%, 10/1/2041	20,000	19,806
5.60%, 6/15/2042	95,000	93,156
		223,027
Insurance — 0.4%
Aflac, Inc. 3.25%, 3/17/2025	21,000	20,968
Athene Global Funding
1.45%, 1/8/2026 (a)	20,000	18,099
2.95%, 11/12/2026 (a)	44,000	41,376
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	60,000	45,777
2.50%, 1/15/2051	240,000	169,254
3.85%, 3/15/2052	175,000	159,572
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	22,762
F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	9,073
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	42,542
MetLife, Inc. 4.13%, 8/13/2042	79,000	74,259
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	49,258
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	27,000	23,453
Principal Financial Group, Inc. 3.70%, 5/15/2029	45,000	43,527
Progressive Corp. (The)
3.00%, 3/15/2032	200,000	184,647
4.35%, 4/25/2044	42,000	40,516
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	32,261
3.91%, 12/7/2047	20,000	17,848
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	40,000	37,168
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	16,000	17,144
W R Berkley Corp. 3.55%, 3/30/2052	45,000	36,169
		1,085,673
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	201,000	198,755
3.60%, 4/13/2032	200,000	197,988
3.10%, 5/12/2051	40,000	33,368
3.95%, 4/13/2052	215,000	207,145
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	11,049
		648,305
IT Services — 0.2%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	85,000	77,595
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	90,000	85,072
Block, Inc. 3.50%, 6/1/2031 (a)	65,000	55,737
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	20,000	16,750
Gartner, Inc. 3.75%, 10/1/2030 (a)	130,000	120,575

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
Global Payments, Inc.
3.20%, 8/15/2029	60,000	54,228
2.90%, 5/15/2030	40,000	34,965
2.90%, 11/15/2031	75,000	63,850
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	75,000	73,280
		582,052
Leisure Products — 0.0% ^
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,332
Mattel, Inc.
3.38%, 4/1/2026 (a)	70,000	67,886
5.88%, 12/15/2027 (a)	65,000	66,137
		148,355
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	80,000	74,126
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	20,000	17,731
2.60%, 10/1/2029	91,000	83,241
		175,098
Machinery — 0.1%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	65,000	62,562
Caterpillar, Inc. 4.30%, 5/15/2044	78,000	77,481
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	14,015
Otis Worldwide Corp. 2.06%, 4/5/2025	90,000	86,341
Parker-Hannifin Corp. 3.25%, 3/1/2027	92,000	89,551
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	10,000	7,266
Xylem, Inc. 1.95%, 1/30/2028	30,000	27,131
		364,347
Media — 1.4%
Charter Communications Operating LLC
2.25%, 1/15/2029	165,000	140,460
3.50%, 6/1/2041	85,000	63,744
3.50%, 3/1/2042	90,000	67,194
3.70%, 4/1/2051	40,000	28,979
3.90%, 6/1/2052	95,000	70,867
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	157,000	144,267
Comcast Corp.
4.25%, 10/15/2030	94,000	95,777
1.95%, 1/15/2031	80,000	68,814
1.50%, 2/15/2031	200,000	165,894
3.90%, 3/1/2038	95,000	90,723
3.25%, 11/1/2039	133,000	115,648
4.00%, 3/1/2048	45,000	41,307
2.89%, 11/1/2051 (a)	10,000	7,588
2.45%, 8/15/2052	110,000	77,717
2.94%, 11/1/2056 (a)	298,000	222,239

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
CSC Holdings LLC
5.50%, 4/15/2027 (a)	200,000	200,242
6.50%, 2/1/2029 (a)	200,000	196,936
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	35,000	11,550
Directv Financing LLC 5.88%, 8/15/2027 (a)	80,000	75,440
Discovery Communications LLC 4.00%, 9/15/2055	45,000	34,092
DISH DBS Corp.
5.88%, 11/15/2024	81,000	74,488
7.75%, 7/1/2026	290,000	247,950
5.25%, 12/1/2026 (a)	175,000	148,059
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	135,000	122,947
Gray Television, Inc. 4.75%, 10/15/2030 (a)	100,000	87,863
iHeartCommunications, Inc.
6.38%, 5/1/2026	25,000	24,631
8.38%, 5/1/2027	25,000	23,450
5.25%, 8/15/2027 (a)	155,000	145,751
Lamar Media Corp.
3.75%, 2/15/2028	40,000	37,496
4.00%, 2/15/2030	35,000	32,401
News Corp. 3.88%, 5/15/2029 (a)	130,000	120,255
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	40,000	39,901
4.75%, 11/1/2028 (a)	95,000	89,537
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	25,000	24,870
5.00%, 8/15/2027 (a)	76,000	71,068
Paramount Global 4.95%, 1/15/2031	50,000	50,064
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	110,000	99,539
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	55,250
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	109,312
4.00%, 7/15/2028 (a)	165,000	153,013
5.50%, 7/1/2029 (a)	160,000	158,927
Stagwell Global LLC 5.63%, 8/15/2029 (a)	85,000	76,925
TEGNA, Inc. 5.00%, 9/15/2029	55,000	54,313
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	70,000	64,137
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	37,185
5.13%, 4/15/2027 (a)	120,000	116,850
		4,185,660
Metals & Mining — 0.7%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	200,000	201,084
Allegheny Technologies, Inc. 5.88%, 12/1/2027	100,000	96,470
Arconic Corp. 6.13%, 2/15/2028 (a)	135,000	132,361
Carpenter Technology Corp. 6.38%, 7/15/2028	100,000	97,962
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	125,000	130,313

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
5.88%, 6/1/2027	70,000	69,475
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	100,000	96,445
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	45,000	45,679
4.25%, 3/1/2030	97,000	91,601
4.63%, 8/1/2030	60,000	58,039
5.40%, 11/14/2034	183,000	186,249
5.45%, 3/15/2043	181,000	178,037
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	38,833
2.50%, 9/1/2030 (a)	37,000	31,294
2.85%, 4/27/2031 (a)	185,000	158,923
2.63%, 9/23/2031 (a)	102,000	85,573
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	85,000	78,151
Novelis Corp. 4.75%, 1/30/2030 (a)	105,000	99,619
Nucor Corp. 2.98%, 12/15/2055	50,000	35,650
Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	59,000	69,030
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	20,000	22,014
5.40%, 2/1/2043	20,000	19,500
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	20,000	18,647
		2,040,949
Multi-Utilities — 0.3%
Ameren Corp.
1.95%, 3/15/2027	20,000	18,301
3.50%, 1/15/2031	211,000	197,401
Berkshire Hathaway Energy Co.
1.65%, 5/15/2031	230,000	188,637
5.15%, 11/15/2043	94,000	97,917
2.85%, 5/15/2051	40,000	29,891
4.60%, 5/1/2053 (a)	79,000	78,741
Consolidated Edison Co. of New York, Inc. Series A, 4.13%, 5/15/2049	41,000	37,438
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	55,381
Puget Sound Energy, Inc. 5.76%, 7/15/2040	90,000	98,404
San Diego Gas & Electric Co. 2.95%, 8/15/2051	100,000	78,238
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	50,000	36,961
		917,310
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	135,000	142,811
Antero Resources Corp.
7.63%, 2/1/2029 (a)	85,000	92,136
5.38%, 3/1/2030 (a)	50,000	50,712
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	60,000	63,000
BP Capital Markets America, Inc.
3.02%, 1/16/2027	106,000	103,019
3.94%, 9/21/2028	20,000	20,064
2.72%, 1/12/2032	557,000	501,201

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.06%, 6/17/2041	130,000	107,609
3.00%, 2/24/2050	74,000	57,132
2.77%, 11/10/2050	55,000	40,314
2.94%, 6/4/2051	67,000	50,681
3.00%, 3/17/2052	280,000	214,848
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	85,000	82,800
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	155,000	144,939
Buckeye Partners LP
3.95%, 12/1/2026	10,000	9,577
4.13%, 12/1/2027	105,000	97,650
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	17,574
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	200,000	208,051
5.13%, 6/30/2027	135,000	139,093
3.70%, 11/15/2029	200,000	188,997
Cheniere Energy Partners LP
4.50%, 10/1/2029	164,000	159,992
4.00%, 3/1/2031	135,000	124,706
3.25%, 1/31/2032 (a)	25,000	21,855
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	80,000	84,320
Chevron Corp. 2.00%, 5/11/2027	21,000	19,699
CNX Resources Corp. 7.25%, 3/14/2027 (a)	125,000	130,673
ConocoPhillips Co. 4.03%, 3/15/2062 (a)	233,000	212,753
Continental Resources, Inc. 2.88%, 4/1/2032 (a)	120,000	100,598
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	30,000	29,534
Crestwood Midstream Partners LP
5.75%, 4/1/2025	100,000	99,150
8.00%, 4/1/2029 (a)	45,000	46,125
DCP Midstream Operating LP 5.38%, 7/15/2025	85,000	87,123
Diamondback Energy, Inc. 3.25%, 12/1/2026	33,000	32,656
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	110,000	103,001
Energy Transfer LP
4.25%, 3/15/2023	120,000	120,691
4.15%, 9/15/2029	150,000	142,824
5.80%, 6/15/2038	100,000	98,604
5.35%, 5/15/2045	45,000	41,222
EnLink Midstream Partners LP
4.40%, 4/1/2024	8,000	7,990
4.85%, 7/15/2026	65,000	65,360
5.60%, 4/1/2044	9,000	7,293
Enterprise Products Operating LLC
2.80%, 1/31/2030	37,000	33,721
3.30%, 2/15/2053	30,000	22,774
EQM Midstream Partners LP
6.50%, 7/1/2027 (a)	80,000	80,000
4.75%, 1/15/2031 (a)	155,000	134,462

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp.
6.63%, 2/1/2025 (f)	80,000	83,421
3.90%, 10/1/2027	85,000	81,931
Exxon Mobil Corp.
2.99%, 3/19/2025	18,000	17,975
3.00%, 8/16/2039	65,000	55,715
4.23%, 3/19/2040	200,000	200,140
3.10%, 8/16/2049	200,000	163,208
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	64,000	55,845
4.32%, 12/30/2039 (a)	20,000	16,647
Genesis Energy LP 6.25%, 5/15/2026	80,000	74,200
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	44,000	43,155
2.60%, 10/15/2025 (a)	42,000	39,741
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	110,000	113,644
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	105,000	107,205
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	120,000	117,565
Kinder Morgan, Inc. 3.25%, 8/1/2050	75,000	55,237
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	90,000	94,194
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	95,000	89,019
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	8,697
NuStar Logistics LP
5.75%, 10/1/2025	60,000	60,628
5.63%, 4/28/2027	20,000	20,060
Occidental Petroleum Corp.
8.00%, 7/15/2025	105,000	114,450
8.88%, 7/15/2030	150,000	187,350
6.63%, 9/1/2030	260,000	291,461
Pioneer Natural Resources Co. 1.13%, 1/15/2026	50,000	45,573
Range Resources Corp.
4.88%, 5/15/2025	45,000	45,788
8.25%, 1/15/2029	90,000	97,445
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	40,000	41,559
5.88%, 6/30/2026	385,000	406,627
4.50%, 5/15/2030	584,000	582,011
SM Energy Co. 6.63%, 1/15/2027	115,000	115,578
Southwestern Energy Co.
5.95%, 1/23/2025 (f)	2,000	2,066
5.38%, 3/15/2030	150,000	151,875
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	13,781
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	97,215
Sunoco LP 6.00%, 4/15/2027	80,000	81,604
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	45,000	46,350
5.50%, 1/15/2028 (a)	55,000	51,037
6.00%, 12/31/2030 (a)	25,000	22,514

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.00%, 9/1/2031 (a)	40,000	35,273
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	84,000	72,194
3.13%, 5/29/2050	80,000	64,371
TransCanada PipeLines Ltd. (Canada) 5.10%, 3/15/2049	48,000	50,215
Valero Energy Corp. 2.15%, 9/15/2027	25,000	22,653
Western Midstream Operating LP
4.50%, 3/1/2028	90,000	88,640
4.75%, 8/15/2028	30,000	29,707
Williams Cos., Inc. (The) 5.40%, 3/4/2044	50,000	49,846
		8,644,744
Personal Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	100,000	97,257
4.13%, 4/1/2029 (a)	70,000	63,566
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	158,000	144,544
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	80,000	76,800
		382,167
Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050	110,000	75,771
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	220,407
8.50%, 1/31/2027 (a)	88,000	69,907
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	55,000	51,860
5.75%, 8/15/2027 (a)	30,000	26,502
5.00%, 1/30/2028 (a)	30,000	19,146
4.88%, 6/1/2028 (a)	280,000	240,541
5.00%, 2/15/2029 (a)	175,000	104,576
Bristol-Myers Squibb Co.
2.95%, 3/15/2032	100,000	93,877
4.13%, 6/15/2039	164,000	161,287
2.35%, 11/13/2040	20,000	15,314
2.55%, 11/13/2050	70,000	51,543
3.70%, 3/15/2052	220,000	199,462
Eli Lilly & Co. 2.25%, 5/15/2050	70,000	50,656
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	193,000
Merck & Co., Inc. 2.75%, 12/10/2051	240,000	185,382
Organon & Co. 4.13%, 4/30/2028 (a)	200,000	191,756
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	80,000	62,600
Pfizer, Inc. 2.63%, 4/1/2030	30,000	27,911
Roche Holdings, Inc. (Switzerland) 2.08%, 12/13/2031 (a)	600,000	524,344
Royalty Pharma plc 1.20%, 9/2/2025	16,000	14,664
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	145,000	141,787
Zoetis, Inc. 2.00%, 5/15/2030	35,000	30,203
		2,752,496

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	67,313
Realogy Group LLC 5.75%, 1/15/2029 (a)	105,000	93,576
		160,889
Road & Rail — 0.3%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	95,000	86,212
5.38%, 3/1/2029 (a)	55,000	50,325
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	78,000	66,994
3.05%, 2/15/2051	155,000	123,134
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	90,000	70,593
CSX Corp. 3.25%, 6/1/2027	20,000	19,466
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	105,000	96,111
Kansas City Southern 2.88%, 11/15/2029	35,000	32,032
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	45,360
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	46,000	41,821
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	200,000	189,100
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	80,000	82,518
		903,666
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.
3.50%, 12/5/2026	25,000	25,158
2.95%, 10/1/2051	107,000	85,841
KLA Corp. 3.30%, 3/1/2050	30,000	24,749
Microchip Technology, Inc. 0.97%, 2/15/2024	25,000	23,962
NXP BV (China)
3.25%, 5/11/2041	70,000	54,001
3.13%, 2/15/2042	30,000	22,608
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	71,146
QUALCOMM, Inc.
4.25%, 5/20/2032	20,000	20,686
4.50%, 5/20/2052	35,000	35,448
TSMC Arizona Corp. (Taiwan)
2.50%, 10/25/2031	320,000	280,835
4.25%, 4/22/2032	240,000	240,567
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	329,255
Xilinx, Inc. 2.38%, 6/1/2030	39,000	34,720
		1,248,976
Software — 0.3%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	85,000	77,091
Microsoft Corp. 2.92%, 3/17/2052	90,000	75,076
NCR Corp.
5.75%, 9/1/2027 (a)	50,000	48,424
6.13%, 9/1/2029 (a)	106,000	100,734
Oracle Corp.
2.65%, 7/15/2026	233,000	218,495

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
2.30%, 3/25/2028	15,000	13,244
3.80%, 11/15/2037	150,000	124,105
3.65%, 3/25/2041	15,000	11,804
3.95%, 3/25/2051	15,000	11,437
4.38%, 5/15/2055	55,000	43,987
Roper Technologies, Inc. 1.75%, 2/15/2031	45,000	36,580
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	100,000	99,935
VMware, Inc. 4.65%, 5/15/2027	55,000	56,114
Workday, Inc. 3.70%, 4/1/2029	102,000	97,953
		1,014,979
Specialty Retail — 0.5%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	75,000	70,656
Bath & Body Works, Inc.
7.50%, 6/15/2029	65,000	67,600
6.88%, 11/1/2035	60,000	54,381
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	130,000	95,225
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	70,000	63,752
Home Depot, Inc. (The)
3.90%, 12/6/2028	112,000	114,683
4.25%, 4/1/2046	151,000	147,035
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	100,000	92,349
Lowe's Cos., Inc.
1.70%, 10/15/2030	170,000	139,986
3.75%, 4/1/2032	55,000	52,445
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	23,000	18,588
Penske Automotive Group, Inc. 3.75%, 6/15/2029	115,000	103,125
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	230,000
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	90,000	82,800
Staples, Inc.
7.50%, 4/15/2026 (a)	75,000	69,270
10.75%, 4/15/2027 (a)	23,000	18,860
		1,420,755
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.20%, 9/11/2029	46,000	42,294
4.38%, 5/13/2045	129,000	132,603
2.85%, 8/5/2061	210,000	159,668
Dell International LLC
4.90%, 10/1/2026	30,000	30,615
5.30%, 10/1/2029	100,000	101,570
Seagate HDD Cayman 3.13%, 7/15/2029	220,000	192,467
		659,217
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	13,000	12,935

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — continued
4.88%, 5/15/2026 (a)	20,000	19,795
William Carter Co. (The) 5.63%, 3/15/2027 (a)	100,000	99,433
		132,163
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
3.50%, 10/23/2027 (a)	250,000	236,191
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	250,000	209,477
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	115,000	111,538
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	120,000	103,877
		661,083
Tobacco — 0.4%
Altria Group, Inc.
2.45%, 2/4/2032	80,000	64,501
3.40%, 2/4/2041	145,000	105,562
3.88%, 9/16/2046	95,000	70,011
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	141,000	132,798
4.39%, 8/15/2037	600,000	512,403
Philip Morris International, Inc.
3.13%, 3/2/2028	49,000	46,461
4.38%, 11/15/2041	245,000	216,024
4.13%, 3/4/2043	100,000	84,829
		1,232,589
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.38%, 7/1/2025	92,000	89,159
1.88%, 8/15/2026	50,000	44,612
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	110,000	107,271
1.95%, 1/30/2026 (a)	50,000	44,702
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	566,412
Imola Merger Corp. 4.75%, 5/15/2029 (a)	170,000	159,588
United Rentals North America, Inc. 5.25%, 1/15/2030	240,000	240,214
		1,251,958
Transportation Infrastructure — 0.0% ^
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	12,000	10,075
Wireless Telecommunication Services — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	105,000	103,410
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (a)	40,000	37,155
Sprint Corp.
7.88%, 9/15/2023	8,000	8,380
7.13%, 6/15/2024	30,000	31,875
7.63%, 3/1/2026	155,000	171,548

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
4.75%, 2/1/2028	10,000	10,030
2.55%, 2/15/2031	95,000	82,468
		444,866
Total Corporate Bonds (Cost $102,569,388)		92,755,596
Asset-Backed Securities — 18.0%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	951,887
Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡	500,000	479,348
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	410,400	383,456
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	193,263	174,207
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	274,350	274,997
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	298,336
American Homes 4 Rent
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡	150,000	149,896
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 ‡	400,000	397,118
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036	125,000	124,999
Series 2015-SFR2, Class A, 3.73%, 10/17/2052	91,157	90,250
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	476,698
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡	375,000	358,999
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡	350,000	321,129
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡	425,000	387,792
Series 2022-SFR16.02%, 3/17/2039 ‡	750,000	711,226
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡	246,000	236,771
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	299,571
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	140,761	140,217
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	405,709	376,402
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	258,773	232,644
Series 2021-1A, Class B, 2.92%, 4/15/2036	554,414	498,002
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡	281,895	255,496
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	200,000	194,758
Carvana Auto Receivables Trust
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	157,846	157,738
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	109,507
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (g)	401,843	365,110
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (g)	551,000	531,904
Series 2019-2, Class E, 5.26%, 6/15/2052 ‡ (g)	650,000	598,606
Series 2019-3, Class E, 4.76%, 10/15/2052 ‡ (g)	570,000	501,975
CPS Auto Receivables Trust Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	227,501	227,775
Credit Acceptance Auto Loan Trust Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	750,000	733,245
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	226,833
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	14,739

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	313,889	296,847
Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡	275,341	263,439
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	744,512
DT Auto Owner Trust Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	503,194
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡	594,454	549,415
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡	212,305	198,196
Exeter Automobile Receivables Trust
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	226,664	227,201
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	404,645
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	309,060	299,048
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡	1,201,000	1,124,112
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡	500,000	440,767
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡	600,000	526,283
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 ‡	635,000	546,274
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 ‡	814,000	698,042
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	270,902
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	467,594
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 ‡ (g)	400,000	363,931
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	590,928
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,094,345	1,077,217
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡	300,000	300,661
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡	150,000	151,555
Series 2021-1A, Class C, 2.99%, 5/15/2041 ‡	536,000	469,389
FREED ABS Trust
Series 2021-2, Class C, 1.94%, 6/19/2028 ‡	200,000	194,777
Series 2022-1FP, Class D, 3.35%, 3/19/2029 ‡	700,000	659,510
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	300,000	296,230
GLS Auto Receivables Trust Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,000,000	953,603
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 4.70%, 4/19/2037 ‡ (g)	663,500	651,465
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	473,136	468,170
Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡	280,361	285,829
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 ‡	113,880	111,506
Series 2020-A, Class E, 6.50%, 10/9/2039 ‡	512,459	500,908
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	997,000	945,454
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 ‡	990,000	952,966
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 ‡	1,000,000	951,861
Lendmark Funding Trust
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡	100,000	97,793
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡	700,000	686,046
LL ABS Trust Series 2020-1A, Class B, 3.79%, 1/17/2028 ‡	349,199	349,195
LP LMS Asset Securitization Trust, 6.17%, 10/15/2028	550,000	536,470

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Mariner Finance Issuance Trust Series 2021-AA, Class D, 3.83%, 3/20/2036 ‡	351,000	312,063
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	600,000	578,567
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	200,000	192,063
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡	168,720	164,737
Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡	77,325	73,825
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036	47,502	45,795
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 ‡	340,000	313,191
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡	420,000	383,874
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 ‡	600,000	561,467
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	246,298	236,060
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	868,900	805,277
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	232,958	217,484
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	348,121	326,854
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	277,102	263,594
Octane Receivables Trust Series 2020-1A, Class C, 2.89%, 3/20/2026 ‡	350,000	342,022
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	100,000	94,131
Series 2021-A, Class C, 3.44%, 3/8/2028 ‡	380,000	359,859
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡	400,000	376,349
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡	100,000	96,067
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	751,423
Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 ‡	499,794	471,745
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	115,262
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (f)	757,224	716,278
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 ‡ (f)	893,398	843,097
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (f)	391,254	373,082
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡	450,000	399,825
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡	645,000	572,901
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 ‡	651,000	600,702
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 ‡	300,000	271,586
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡	500,000	458,559
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡	425,000	397,188
Series 2020-SFR1, Class F, 3.43%, 4/17/2037 ‡	450,000	421,288
Series 2020-SFR2, Class D, 3.87%, 6/17/2037	750,000	720,557
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡	400,000	352,067
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 ‡	950,000	848,504
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 ‡	270,000	238,315
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 ‡	665,000	636,092
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	657,582
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 ‡	750,000	658,207
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 3.50%, 12/27/2044 (a) (g)	98,591	95,434

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 ‡	300,000	284,777
Series 2021-1, Class D, 5.07%, 3/17/2031 ‡	500,000	435,022
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	145,227
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡	820,589	812,824
Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡	387,356	367,084
Series 2022-1A, Class D, 6.00%, 10/20/2038 ‡	777,411	756,382
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 ‡	300,000	280,027
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	123,108	118,429
Series 2016-2, Class A, 3.10%, 10/7/2028	7,621	6,756
Series 2018-1, Class A, 3.70%, 3/1/2030	12,508	11,160
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	13,189	13,323
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	419,543	418,329
Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	750,000	763,950
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (f)	274,904	266,203
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (f)	690,331	656,872
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	287,248
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (f)	158,445	152,143
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (f)	715,417	687,226
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (f)	234,419	223,403
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡	143,013	144,165
Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡	228,565	220,301
Series 2022-1A, Class D, 3.84%, 8/20/2036 ‡	914,259	867,972
Total Asset-Backed Securities (Cost $57,484,277)		54,699,362
U.S. Treasury Obligations — 18.0%
U.S. Treasury Bonds
4.50%, 8/15/2039	1,117,000	1,330,059
1.13%, 5/15/2040	994,000	704,847
4.38%, 5/15/2040	370,000	432,206
1.38%, 11/15/2040	800,000	588,031
4.75%, 2/15/2041	1,482,000	1,806,419
2.25%, 5/15/2041	3,076,000	2,616,883
2.20%, 11/15/2041 (h)	845,000	442,137
3.75%, 11/15/2043	1,489,000	1,587,239
1.40%, 2/15/2045 (h)	649,000	299,379
3.38%, 11/15/2048	1,144,000	1,182,297
2.38%, 11/15/2049	3,132,000	2,683,365
2.00%, 2/15/2050	1,342,000	1,055,410
1.88%, 2/15/2051	1,207,000	919,017
2.38%, 5/15/2051	3,016,000	2,589,165
2.25%, 2/15/2052	5,767,000	4,823,555
U.S. Treasury Notes
2.13%, 2/29/2024	156,000	155,122

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.13%, 2/28/2025	565,000	541,628
1.13%, 10/31/2026	7,218,000	6,709,075
0.50%, 8/31/2027	2,381,000	2,109,138
1.25%, 3/31/2028	180,000	164,222
1.25%, 4/30/2028	4,100,000	3,735,645
1.25%, 9/30/2028	6,271,000	5,676,235
0.88%, 11/15/2030	430,000	366,793
1.63%, 5/15/2031	1,143,000	1,032,361
1.88%, 2/15/2032	4,032,000	3,695,580
U.S. Treasury STRIPS Bonds
2.50%, 5/15/2032 (h)	2,200,000	1,632,512
1.63%, 5/15/2033 (h)	3,205,000	2,304,605
2.30%, 2/15/2034 (h)	838,000	588,154
1.34%, 8/15/2039 (h)	511,000	301,303
2.35%, 11/15/2040 (h)	3,172,000	1,706,431
2.29%, 8/15/2041 (h)	207,000	106,539
2.61%, 2/15/2042 (h)	1,065,000	536,905
Total U.S. Treasury Obligations (Cost $61,338,897)		54,422,257
Mortgage-Backed Securities — 14.6%
FHLMC Gold Pools, 30 Year Pool # G60855 4.50%, 12/1/2045	79,187	80,735
FHLMC Gold Pools, Other Pool # N31271 4.50%, 1/1/2036	14,239	14,531
FHLMC UMBS, 30 Year Pool # QA5045 4.00%, 11/1/2049	76,924	77,541
FNMA UMBS, 20 Year Pool # MA3004 4.00%, 5/1/2037	390,223	398,046
FNMA UMBS, 30 Year
Pool # AL2374 4.00%, 12/1/2041	114,190	117,205
Pool # AL4244 4.00%, 7/1/2042	130,719	134,811
Pool # BM1164 3.50%, 12/1/2045	89,216	88,710
Pool # MA3073 4.50%, 7/1/2047	21,598	22,251
Pool # BK4769 5.00%, 8/1/2048	394,092	411,650
Pool # BN5013 5.00%, 1/1/2049	120,626	125,366
Pool # BO1073 4.50%, 6/1/2049	41,387	42,185
Pool # BO3039 3.00%, 7/1/2049	170,142	162,437
Pool # BN6475 4.00%, 7/1/2049	29,824	30,023
Pool # BO2562 4.00%, 7/1/2049	112,258	113,428
Pool # BO4519 4.00%, 8/1/2049	3,568	3,584
Pool # BO2203 3.50%, 9/1/2049	268,987	265,252
Pool # FM9961 3.00%, 12/1/2051	495,951	473,620
Pool # CB2637 2.50%, 1/1/2052	518,711	478,118
Pool # BV0273 3.00%, 1/1/2052	317,106	302,805
Pool # CB2670 3.00%, 1/1/2052	465,261	444,315
Pool # BV3930 3.00%, 2/1/2052	596,755	570,209
Pool # BV0295 3.50%, 2/1/2052	684,661	685,032
FNMA, Other
Pool # AM8846 2.68%, 5/1/2025	143,434	141,411
Pool # AM0414 2.87%, 9/1/2027	400,000	393,045
Pool # AN7560 2.90%, 12/1/2027	185,468	181,131
Pool # BL2367 3.48%, 5/1/2029	542,644	546,096
Pool # BS1577 1.82%, 2/1/2030	864,950	781,963

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS4878 2.44%, 6/1/2030	598,807	561,602
Pool # 387898 3.71%, 8/1/2030	750,000	763,109
Pool # BS5171 2.51%, 10/1/2030	1,925,000	1,807,314
Pool # BL9645 1.50%, 1/1/2031	100,000	86,498
Pool # BL9627 1.56%, 1/1/2031	500,000	434,756
Pool # BS1731 1.82%, 1/1/2031	983,972	880,468
Pool # BS2898 1.56%, 9/1/2031	1,000,000	850,587
Pool # BL6367 1.82%, 4/1/2032	330,000	290,637
Pool # BS5130 2.55%, 4/1/2032	499,255	468,681
Pool # BL8708 1.40%, 11/1/2032	200,000	163,696
Pool # AN9725 3.76%, 7/1/2033	103,502	105,180
Pool # BS4197 2.14%, 12/1/2033	500,000	439,860
Pool # BS5018 2.88%, 10/1/2035	750,000	662,796
Pool # AN7345 3.21%, 11/1/2037	641,945	604,952
Pool # MA1072 3.50%, 5/1/2042	11,754	11,760
Pool # BF0230 5.50%, 1/1/2058	457,411	504,361
Pool # BF0497 3.00%, 7/1/2060	80,044	77,035
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 6/25/2052 (i)	4,235,000	4,148,976
TBA, 4.00%, 6/25/2052 (i)	2,900,000	2,898,187
GNMA II
Pool # CJ7125 ARM, 3.20%, 10/20/2071 (g)	454,836	475,232
Pool # CJ7141 ARM, 3.11%, 11/20/2071 (g)	458,465	476,785
Pool # CE9384 ARM, 3.13%, 11/20/2071 (g)	739,894	772,162
Pool # CE5557 ARM, 3.30%, 11/20/2071 (g)	99,980	105,243
Pool # CK2792 ARM, 3.28%, 3/20/2072 (g)	802,494	846,202
GNMA II, 30 Year
Pool # AJ9020 4.50%, 10/20/2044	34,245	34,809
Pool # BB3525 4.00%, 9/20/2047	26,121	26,749
Pool # BM2418 4.00%, 8/20/2049	20,287	21,003
Pool # BN7049 4.50%, 8/20/2049	167,125	175,854
Pool # BP7160 4.50%, 9/20/2049	87,859	93,182
Pool # CC9803 4.00%, 4/20/2051	412,579	418,070
Pool # MA7534 2.50%, 8/20/2051	4,960,484	4,662,025
Pool # MA7705 2.50%, 11/20/2051	6,772,408	6,376,656
Pool # CH7863 3.50%, 12/20/2051	710,874	708,879
Pool # CI2080 3.50%, 12/20/2051	858,158	851,484
Pool # CH0876 3.00%, 1/20/2052	112,653	108,831
Pool # CH0877 3.00%, 1/20/2052	277,975	268,544
Pool # CH0878 3.00%, 1/20/2052	327,846	316,722
Pool # CJ3916 3.00%, 1/20/2052	755,585	746,378
Pool # CK2608 3.00%, 1/20/2052	478,804	463,496
Pool # CK4909 3.00%, 1/20/2052	99,336	95,970
Pool # CK4916 3.00%, 1/20/2052	233,440	225,537
Pool # CJ8184 3.50%, 1/20/2052	636,060	631,117
Pool # CK4918 3.50%, 1/20/2052	79,484	79,259
Pool # CK7137 4.00%, 1/20/2052	489,040	495,557
Pool # CK2667 3.00%, 2/20/2052	635,348	613,814

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CK2672 3.50%, 2/20/2052	597,271	593,543
Pool # CM2278 3.50%, 4/20/2052	869,782	867,327
Total Mortgage-Backed Securities (Cost $47,112,850)		44,396,385
Commercial Mortgage-Backed Securities — 8.2%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 2.34%, 12/18/2037 ‡ (g)	250,000	245,406
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	836,170	797,935
Series 2014-FRR5, Class AK37, 2.42%, 1/27/2047 (a) (g)	770,000	740,967
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.81%, 9/15/2036 ‡ (g)	75,522	73,629
BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036 ‡ (g)	225,000	205,085
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡	380,000	305,510
Series 2021-FRR1, Class CK45, 1.63%, 2/28/2025 ‡	500,000	440,764
Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 ‡	600,000	552,309
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡	480,000	356,785
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡	430,000	322,117
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡	1,150,000	680,882
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡	400,000	217,376
FHLMC Multi-Family WI Certificates Series K145, Class AM, 2.58%, 7/25/2032 (a)	1,100,000	1,011,566
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 2.58%, 1/25/2051 (a) (g)	399,987	371,204
Series 2021-MN1, Class M2, 4.33%, 1/25/2051 (a) (g)	685,000	609,100
Series 2021-MN3, Class M1, 2.88%, 11/25/2051 (a) (g)	645,692	602,420
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	5,479	5,472
Series KW06, Class A2, 3.80%, 6/25/2028 (g)	1,750,000	1,795,500
Series K088, Class A2, 3.69%, 1/25/2029	350,000	357,539
Series KLU3, Class X1, IO, 1.94%, 1/25/2031 (g)	3,493,037	424,825
Series K128, Class X3, IO, 2.78%, 4/25/2031 (g)	550,000	102,630
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,140,994
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 ‡ (g)	4,493,941	205,602
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (g)	550,000	155,590
Series 2022-MN4, Class M1, 4.78%, 5/25/2052 (a) (g)	1,000,000	999,701
Series 2022-MN4, Class M2, 7.03%, 5/25/2052 (a) (g)	750,000	749,772
Series Q014, Class X, IO, 2.80%, 10/25/2055 (g)	1,935,803	397,094
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (g)	282,136	275,252
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (g)	300,000	256,656
Series 2022-M1, Class A1, 1.67%, 10/25/2031 (g)	487,426	449,281
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (g)	1,400,000	1,206,514
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	90,720	87,876
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (g)	570,428	66,262
FNMA, Multi-Family REMIC Trust Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (g)	700,000	597,008
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.54%, 7/25/2022 (a) (g)	180,000	179,833
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (g)	250,000	232,500
Series 2018-KBX1, Class B, 3.58%, 1/25/2026 (a) (g)	500,000	473,770
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a)	1,000,000	852,650

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (g)	200,000	197,306
Series 2015-K45, Class B, 3.61%, 4/25/2048 (a) (g)	100,000	98,797
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (g)	200,000	196,320
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (g)	200,000	198,226
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (g)	175,000	172,949
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a) (g)	250,000	249,836
Series 2016-K53, Class C, 4.02%, 3/25/2049 (a) (g)	70,000	68,071
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (g)	300,000	296,274
FRR Re-REMIC Trust
Series 2018-C1, Class C720, PO, 8/27/2047 ‡	500,000	495,862
Series 2018-C1, Class CK43, PO, 2/27/2048 ‡	612,660	525,511
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.77%, 8/27/2047 (a) (g)	944,000	906,780
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 3.48%, 4/15/2038 ‡ (g)	600,000	566,971
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 4.26%, 10/15/2049 ‡ (a) (g)	1,000,000	925,673
Series 2020-01, Class M7, 2.96%, 3/25/2050 ‡ (g)	422,778	407,632
Series 2020-01, Class M10, 4.76%, 3/25/2050 ‡ (a) (g)	750,000	683,243
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 2.52%, 4/14/2038 ‡ (g)	164,992	158,710
Series 2021-7, Class D, 3.27%, 4/14/2038 ‡ (g)	169,991	162,912
Total Commercial Mortgage-Backed Securities (Cost $26,179,977)		24,856,449
Collateralized Mortgage Obligations — 3.8%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (f)	296,055	277,985
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (f)	476,191	459,702
Bayview Financing Trust Series 2021-2F, Class M2, 2.55%, 1/10/2032 ‡ (g)	227,344	228,390
CSMC Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (f)	908,553	903,393
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (g)	610,632	582,206
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	94,954	100,568
Series 4302, Class PA, 4.00%, 12/15/2043	71,060	72,686
Series 4281, Class BC, 4.50%, 12/15/2043 (g)	98,820	103,005
FNMA, REMIC
Series 2003-7, Class FA, 1.76%, 2/25/2033 (g)	96,249	97,502
Series 2013-108, Class GU, 3.00%, 10/25/2033	528,846	522,762
Series 2005-110, Class TY, 5.50%, 12/25/2035	60,018	64,590
Series 2007-89, Class F, 1.59%, 9/25/2037 (g)	107,061	107,741
Series 2011-112, Class PB, 4.00%, 11/25/2041	124,938	125,024
GNMA
Series 2010-H24, Class FA, 0.79%, 10/20/2060 (g)	70,907	70,374
Series 2014-H03, Class FA, 1.04%, 1/20/2064 (g)	57,045	56,912
Series 2015-H05, Class FC, 0.92%, 2/20/2065 (g)	266,894	265,278
Home RE Ltd. (Bermuda)
Series 2021-2, Class M1A, 1.83%, 1/25/2034 ‡ (g)	235,000	233,157
Series 2022-1, Class M1C, 6.08%, 10/25/2034 ‡ (g)	500,000	487,754
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	255,000	245,291
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 3.91%, 2/27/2024 (a) (g)	251,172	246,825
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	184,655	177,244
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (f)	584,294	559,837

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	167,914	167,724
Series 2018-3, Class MA, 3.50%, 8/25/2057 (g)	68,713	68,854
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (g)	300,437	301,804
Series 2018-2, Class MT, 3.50%, 11/25/2057	654,575	644,309
Series 2018-2, Class M55D, 4.00%, 11/25/2057	334,698	336,254
Series 2019-1, Class MA, 3.50%, 7/25/2058 ‡	133,890	134,023
Series 2019-2, Class MA, 3.50%, 8/25/2058 ‡	156,209	156,109
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	548,345	535,968
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	556,748	551,271
Series 2021-1, Class BXS, 14.23%, 9/25/2060 ‡ (g)	150,000	121,949
Series 2022-1, Class MTU, 3.25%, 11/25/2061 ‡	550,000	530,147
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	729,438
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (g)	800,000	780,000
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	454,348	438,982
Total Collateralized Mortgage Obligations (Cost $11,861,192)		11,485,058
	SHARES
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	23	2,240
EP Energy Corp. *	275	2,131
Oasis Petroleum, Inc.	109	17,302
		21,673
Professional Services — 0.0% ^
NMG, Inc. *	1	182
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	7,965
Total Common Stocks (Cost $12,779)		29,820
	PRINCIPAL AMOUNT($)
Municipal Bonds (j) — 0.0% ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114(Cost $32,779)	25,000	24,973
	NO. OF WARRANTS
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	16	216
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	78	3,510
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 25.73 USD *	71	5,543

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — continued
Oil, Gas & Consumable Fuels — continued
expiring 2/9/2026, price 29.93 USD *	79	5,801
expiring 2/9/2026, price 33.70 USD *	44	3,070
		14,414
Total Warrants (Cost $1)		18,140
	SHARES
Preferred Stocks — 0.0% ^
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡(Cost $2,753)	2,868	3,141
	NO. OF RIGHTS
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $1 )	56	1
	SHARES
Short Term Investments — 8.9%
Investment Companies — 8.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (k) (l) (Cost $26,954,510)	26,954,510	26,954,510
Total Investments — 102.1% (Cost $333,549,404)		309,645,692
Liabilities in Excess of Other Assets — (2.1)%		(6,268,279)
NET ASSETS — 100.0%		303,377,413

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(e)	Defaulted security.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(h)	The rate shown is the effective yield as of May 31, 2022.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	51	09/21/2022	USD	6,089,719	(35,107)
U.S. Treasury Long Bond	15	09/21/2022	USD	2,090,156	(30,501)
U.S. Treasury Ultra Bond	15	09/21/2022	USD	2,331,563	(7,861)
U.S. Treasury 2 Year Note	106	09/30/2022	USD	22,375,109	(9,512)
U.S. Treasury 5 Year Note	32	09/30/2022	USD	3,614,250	10,686
					(72,295)
Short Contracts
U.S. Treasury 5 Year Note	(1)	09/30/2022	USD	(112,945)	(338)
U.S. Treasury 10 Year Note	(2)	09/21/2022	USD	(238,813)	1,613
U.S. Treasury 10 Year Ultra Note	(12)	09/21/2022	USD	(1,540,687)	16,100
					17,375
					(54,920)

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$21,084,924	$33,614,438	$54,699,362
Collateralized Mortgage Obligations	—	7,448,305	4,036,753	11,485,058
Commercial Mortgage-Backed Securities	—	17,324,470	7,531,979	24,856,449
Common Stocks
Oil, Gas & Consumable Fuels	19,542	2,131	—	21,673
Professional Services	—	182	—	182
Wireless Telecommunication Services	—	—	7,965	7,965
Total Common Stocks	19,542	2,313	7,965	29,820
Corporate Bonds
Aerospace & Defense	—	1,431,160	—	1,431,160
Airlines	—	313,437	—	313,437
Auto Components	—	933,153	—	933,153
Automobiles	—	670,842	—	670,842
Banks	—	15,666,576	—	15,666,576
Beverages	—	905,602	—	905,602
Biotechnology	—	1,446,970	—	1,446,970
Building Products	—	432,147	—	432,147
Capital Markets	—	9,012,299	—	9,012,299
Chemicals	—	1,616,385	—	1,616,385
Commercial Services & Supplies	—	1,205,727	—	1,205,727
Communications Equipment	—	336,994	—	336,994
Construction & Engineering	—	219,737	—	219,737
Construction Materials	—	58,994	—	58,994
Consumer Finance	—	3,232,448	—	3,232,448
Containers & Packaging	—	1,136,794	—	1,136,794
Diversified Consumer Services	—	141,642	—	141,642
Diversified Financial Services	—	688,988	—	688,988
Diversified Telecommunication Services	—	3,931,829	3	3,931,832
Electric Utilities	—	5,466,874	—	5,466,874
Electrical Equipment	—	149,028	—	149,028
Electronic Equipment, Instruments & Components	—	234,551	—	234,551
Energy Equipment & Services	—	295,480	—	295,480
Entertainment	—	1,522,234	—	1,522,234
Equity Real Estate Investment Trusts (REITs)	—	1,667,036	—	1,667,036
Food & Staples Retailing	—	680,259	—	680,259
Food Products	—	518,792	—	518,792
Gas Utilities	—	231,243	—	231,243
Health Care Equipment & Supplies	—	546,510	—	546,510
Health Care Providers & Services	—	3,598,852	—	3,598,852
Health Care Technology	—	200,140	—	200,140
Hotels, Restaurants & Leisure	—	2,184,399	—	2,184,399
Household Durables	—	357,646	—	357,646
Household Products	—	429,426	—	429,426
Independent Power and Renewable Electricity Producers	—	223,027	—	223,027

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$1,085,673	$—	$1,085,673
Internet & Direct Marketing Retail	—	648,305	—	648,305
IT Services	—	582,052	—	582,052
Leisure Products	—	148,355	—	148,355
Life Sciences Tools & Services	—	175,098	—	175,098
Machinery	—	364,347	—	364,347
Media	—	4,185,660	—	4,185,660
Metals & Mining	—	2,040,949	—	2,040,949
Multi-Utilities	—	917,310	—	917,310
Oil, Gas & Consumable Fuels	—	8,644,744	—	8,644,744
Personal Products	—	382,167	—	382,167
Pharmaceuticals	—	2,752,496	—	2,752,496
Real Estate Management & Development	—	160,889	—	160,889
Road & Rail	—	903,666	—	903,666
Semiconductors & Semiconductor Equipment	—	1,248,976	—	1,248,976
Software	—	1,014,979	—	1,014,979
Specialty Retail	—	1,420,755	—	1,420,755
Technology Hardware, Storage & Peripherals	—	659,217	—	659,217
Textiles, Apparel & Luxury Goods	—	132,163	—	132,163
Thrifts & Mortgage Finance	—	661,083	—	661,083
Tobacco	—	1,232,589	—	1,232,589
Trading Companies & Distributors	—	1,251,958	—	1,251,958
Transportation Infrastructure	—	10,075	—	10,075
Wireless Telecommunication Services	—	444,866	—	444,866
Total Corporate Bonds	—	92,755,593	3	92,755,596
Mortgage-Backed Securities	—	44,396,385	—	44,396,385
Municipal Bonds	—	24,973	—	24,973
Preferred Stocks	—	—	3,141	3,141
Rights	—	—	1	1
U.S. Treasury Obligations	—	54,422,257	—	54,422,257
Warrants
Diversified Telecommunication Services	—	—	216	216
Media	—	—	3,510	3,510
Oil, Gas & Consumable Fuels	14,414	—	—	14,414
Total Warrants	14,414	—	3,726	18,140
Short-Term Investments
Investment Companies	26,954,510	—	—	26,954,510
Total Investments in Securities	$26,988,466	$237,459,220	$45,198,006	$309,645,692
Appreciation in Other Financial Instruments
Futures Contracts	$28,399	$—	$—	$28,399
Depreciation in Other Financial Instruments
Futures Contracts	(83,319)	—	—	(83,319)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(54,920)	$—	$—	$(54,920)

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$20,370,556	$—	$(1,425,559)	$6,278	$5,867,540	$(922,258)	$10,813,323	$(1,479,871)	$384,429	$33,614,438
Collateralized Mortgage Obligations	2,918,444	—	(112,603)	(285)	1,837,426	(117,098)	306,861	(411,563)	(384,429)	4,036,753
Commercial Mortgage-Backed Securities	5,075,115	—	(299,696)	26,102	3,380,848	(650,390)	—	—	—	7,531,979
Common Stocks	9,180	—	(1,215)	—	—	—	—	—	—	7,965
Corporate Bonds	3	—	—	—	280	(280)	—	—	—	3
Preferred Stocks	5,377	—	(2,236)	—	—	—	—	—	—	3,141
Rights	1	—	—	—	—	—	—	—	—	1
Warrants	1,861	—	1,865	—	—	—	—	—	—	3,726
Total	$28,380,537	$—	$(1,839,444)	$32,095	$11,086,094	$(1,690,026)	$11,120,184	$(1,891,434)	$—	$45,198,006

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(1,839,723).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$32,962,973	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (13.00%)
			Constant Default Rate	0.00% - 1.00% (0.02%)
			Yield (Discount Rate of Cash Flows)	2.49% - 6.31% (4.05%)

Asset-Backed Securities	32,962,973
	3,028,362	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (77.84%)
			Constant Default Rate	0.00% - 0.50% (0.11%)

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Yield (Discount Rate of Cash Flows)	1.96% - 6.05% (3.03%)

Collateralized Mortgage Obligations	3,028,362
	3,067,835	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.29%)
			Yield (Discount Rate of Cash Flows)	3.24% - 6.54% (4.89%)

Commercial Mortgage-Backed Securities	3,067,835
	-	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	-
Total	$39,059,170

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $6,138,836. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	$35,701,290	$44,925,164	$53,671,944	$—	$—	$26,954,510	26,954,510	$24,735	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.